UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED HIGH INCOME FUND INC.

FORM N-Q

MAY 31, 2010

Schedule of investments (unaudited)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 90.3%
CONSUMER DISCRETIONARY — 18.4%
Auto Components — 0.2%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	$590,000	$584,100	(a)
Automobiles — 0.7%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	2,440,000	805,200	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	1,860,000	585,900	(b)
Motors Liquidation Co., Senior Notes	7.125%	7/15/13	1,325,000	437,250	(b)
Total Automobiles				1,828,350
Diversified Consumer Services — 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	245,000	226,013
Sotheby’s, Senior Notes	7.750%	6/15/15	610,000	617,625
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	1,225,000	1,255,625	(a)
Total Diversified Consumer Services				2,099,263
Hotels, Restaurants & Leisure — 7.3%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	820,000	844,600
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	410,000	352,600
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,030,000	921,850	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	1,770,000	1,371,750
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	575,000	583,625
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	270,000	4,388	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	967,000	604,375
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,039,000	1,626,102
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	1,021,000	903,585
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	935,000	984,087
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	735,000	529,200	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	2,375,000	1,151,875	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	585,000	612,787	(a)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	1,280,000	1,187,200
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	50,000	49,813
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	1,110,000	976,800
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	90,000	96,075	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	215,000	233,813	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	820,000	820,000
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	290,000	246,500
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,470,000	1,517,775	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	180,000	158,400
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,110,000	1,193,250	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	260,000	265,200	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	790,000	801,850	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	60,000	56,100
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	140,000	130,200	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	635,000	492,125
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	545,000	438,725	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	105,000	88,725	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	860,000	58,050	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	1,430,000	100,100	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	40,000	500	(b)(c)
Total Hotels, Restaurants & Leisure				19,402,025
Household Durables — 0.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	325,000	329,875
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	640,000	667,200	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables — continued
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	$632,000	$579,070
Total Household Durables				1,576,145
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	810,000	840,375
QVC Inc., Senior Secured Notes	7.375%	10/15/20	995,000	970,125	(a)
Total Internet & Catalog Retail				1,810,500
Media — 5.6%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	430,000	408,500	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	780,000	766,350	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	270,000	267,300	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	291,825	333,045	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	10,000	11,513
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,450,000	1,430,062	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,130,000	1,124,350	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	590,000	538,375	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	640,000	611,200	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	1,980,000	2,173,050	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	600,000	580,500
DISH DBS Corp., Senior Notes	6.625%	10/1/14	60,000	59,250
DISH DBS Corp., Senior Notes	7.750%	5/31/15	210,000	212,100
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,520,000	1,542,800
Live Nation Entertainment Inc., Senior Notes	8.125%	5/15/18	240,000	238,800	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	1,130,000	1,050,900
Sinclair Broadcast Group Inc., Senior Subordinated Notes	8.000%	3/15/12	750,000	742,500
Sun Media Corp., Senior Notes	7.625%	2/15/13	635,000	632,619
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,205,000	1,301,400	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	410,000	416,150	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	310,000	319,300
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	330,000	335,363
Total Media				15,095,427
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	762,386	748,091	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	665,000	591,850
Total Multiline Retail				1,339,941
Specialty Retail — 1.1%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	290,000	172,550	(a)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	670,000	692,612
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	2,440,000	2,171,600
Total Specialty Retail				3,036,762
Textiles, Apparel & Luxury Goods — 0.9%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	1,565,000	1,713,675
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	680,000	686,800
Total Textiles, Apparel & Luxury Goods				2,400,475
TOTAL CONSUMER DISCRETIONARY				49,172,988
CONSUMER STAPLES — 1.5%
Food Products — 0.5%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	430,000	428,925	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	425,000	434,563	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	370,000	397,981	(a)
Total Food Products				1,261,469

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Products — 0.3%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	$355,000	$352,337	(a)
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	585,000	582,075	(a)
Total Household Products				934,412
Tobacco — 0.7%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	1,720,000	1,763,000	(a)
TOTAL CONSUMER STAPLES				3,958,881
ENERGY — 13.6%
Energy Equipment & Services — 1.7%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	1,135,000	1,237,150
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	690,000	683,100
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	560,000	523,600	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,215,000	1,215,000
Parker Drilling Co., Senior Notes	9.125%	4/1/18	900,000	859,500	(a)
Total Energy Equipment & Services				4,518,350
Oil, Gas & Consumable Fuels — 11.9%
Adaro Indonesia PT, Notes	7.625%	10/22/19	250,000	255,000	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	670,000	686,750	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	170,000	161,500
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	2,420,000	2,262,700
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	700,000	749,000
Chesapeake Energy Corp., Senior Notes	6.625%	1/15/16	335,000	337,513
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	270,000	263,925
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	950,000	947,625
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	945,000	959,175
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	345,000	336,375
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,110,000	1,139,137	(a)
Corral Petroleum Holdings AB, Senior Bonds	5.251%	9/18/11	1,519,608	1,367,647	(a)(d)
Crosstex EnergyLP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	530,000	524,700	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	765,000	793,688
El Paso Corp., Senior Notes	8.250%	2/15/16	90,000	93,600
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	840,000	828,378
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	1,040,000	955,561
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	40,000	23,400	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	1,290,000	1,296,450
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	830,000	825,850	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	640,000	649,600
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,255,000	1,255,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	610,000	616,100	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	245,000	209,475
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	520,000	447,200
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	905,000	898,212
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	490,000	510,825
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	310,000	323,950
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	570,000	561,450
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	880,000	906,400
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	380,000	343,900	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	470,000	397,150	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	685,000	714,113
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	725,000	714,125
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	520,000	509,600
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	285,000	312,075

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	$200,000	$201,500
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	30,000	27,300	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	2,560,000	2,393,600	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	580,000	542,300
Teekay Corp., Senior Notes	8.500%	1/15/20	1,390,000	1,410,850
Tennessee Gas Pipeline Co., Senior Notes	8.000%	2/1/16	645,000	741,750
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,960,000	2,305,150
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	65,000	65,731
Total Oil, Gas & Consumable Fuels				31,865,330
TOTAL ENERGY				36,383,680
FINANCIALS — 15.5%
Capital Markets — 0.8%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	670,000	629,170
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	865,000	183,813	(b)
SSI Investments II/SSI Co-Issuer LLC, Senior Notes	11.125%	6/1/18	1,290,000	1,277,100	(a)
Total Capital Markets				2,090,083
Commercial Banks — 1.1%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	650,000	525,772
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	310,000	303,025	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	200,000	192,500	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	640,000	608,000	(a)(d)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	900,000	866,250
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	590,000	576,725
Total Commercial Banks				3,072,272
Consumer Finance — 5.2%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	910,000	1,005,550	(a)
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	1,060,000	1,105,700
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	615,000	626,079
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	3,965,000	4,623,551
GMAC Inc., Senior Notes	8.300%	2/12/15	40,000	40,250	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	1,000,000	972,500	(a)
GMAC LLC, Debentures	0.000%	6/15/15	2,610,000	1,670,400
GMAC LLC, Senior Bonds	0.000%	12/1/12	1,160,000	956,921
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	890,000	810,522
SLM Corp., Senior Notes	8.000%	3/25/20	2,360,000	2,102,618
Total Consumer Finance				13,914,091
Diversified Financial Services — 6.9%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	870,000	852,600
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	950,000	931,000	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	65,000	62,574	(d)(f)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	680,000	735,250
CCM Merger Inc., Notes	8.000%	8/1/13	1,450,000	1,348,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	1,049,243	991,535
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	209,243	194,073
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	788,739	719,724
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	2,648,235	2,403,273
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	180,000	174,996
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	820,000	830,250	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,290,000	1,180,350
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,010,000	891,325
International Lease Finance Corp., Notes	5.875%	5/1/13	320,000	284,800
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	750,000	688,125	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,040,000	1,060,800	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
Leucadia National Corp., Senior Notes	8.125%	9/15/15	$980,000	$1,006,950
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	840,000	825,300
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	420,000	411,600	(a)
Smurfit Kappa Funding PLC, Senior Subordinated Notes	7.750%	4/1/15	450,000	440,438
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,363,000	1,392,625	(a)
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	160,000	157,600	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	850,000	811,750
Total Diversified Financial Services				18,395,438
Insurance — 0.5%
American International Group Inc., Senior Notes	8.250%	8/15/18	890,000	872,200
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	360,000	354,600	(a)
Total Insurance				1,226,800
Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.500%	6/1/16	220,000	220,270
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.750%	4/1/17	695,000	697,621
Total Real Estate Investment Trusts (REITs)				917,891
Real Estate Management & Development — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	395,200	215,384	(a)(c)
Realogy Corp., Senior Notes	10.500%	4/15/14	1,910,000	1,633,050
Total Real Estate Management & Development				1,848,434
TOTAL FINANCIALS				41,465,009
HEALTH CARE — 6.1%
Health Care Equipment & Supplies — 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	560,000	595,000
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	565,000	603,844	(e)
Total Health Care Equipment & Supplies				1,198,844
Health Care Providers & Services — 5.6%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	690,000	674,475	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	2,135,000	1,953,525
HCA Inc., Debentures	7.500%	11/15/95	2,345,000	1,829,100
HCA Inc., Notes	7.690%	6/15/25	490,000	448,350
HCA Inc., Senior Notes	6.250%	2/15/13	25,000	24,188
HCA Inc., Senior Secured Notes	7.875%	2/15/20	1,890,000	1,927,800	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	510,000	513,825
Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	500,000	527,500	(a)
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	2,077,000	2,287,296	(a)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	158,000	166,492	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	320,000	267,200	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	1,190,000	1,148,350	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	2,244,000	2,070,090	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,055,000	1,069,506
Total Health Care Providers & Services				14,907,697
Pharmaceuticals — 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	320,000	315,200	(a)
TOTAL HEALTH CARE				16,421,741
INDUSTRIALS — 10.0%
Aerospace & Defense — 1.3%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	1,195,000	1,236,825	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	630,000	626,850	(a)
Triumph Group Inc., Senior Subordinated Notes	8.000%	11/15/17	240,000	231,600

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense — continued
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	$1,285,000	$1,265,725	(a)
Total Aerospace & Defense				3,361,000
Airlines — 2.8%
Continental Airlines Inc., Pass-Through Certificates	8.312%	4/2/11	123,635	123,635
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	1,097,490	1,009,691
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	165,620	160,237
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	115,000	117,300
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	3,105,000	3,128,288	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	1,110,000	1,098,900
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	380,000	411,350
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	778,690	735,862
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	400,000	412,000	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	410,000	421,275	(a)
Total Airlines				7,618,538
Building Products — 0.2%
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	492,044	514,186
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,020,000	1,109,250
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	160,000	152,800	(a)(c)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	1,460,000	1,365,100	(a)(c)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	440,000	454,300	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	980,000	981,225	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	520,000	562,250	(a)
Total Commercial Services & Supplies				4,624,925
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	830,000	799,913	(a)
Marine — 0.6%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	1,610,000	1,509,375	(a)
Road & Rail — 2.2%
Kansas City Southern de Mexico, Senior Notes	9.375%	5/1/12	765,000	784,125
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	640,000	636,800
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	570,000	661,200
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,050,000	2,057,687	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	210,000	243,600
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,444,000	1,508,980
Total Road & Rail				5,892,392
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	470,000	470,000	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	280,000	278,600	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	735,000	713,869
Total Trading Companies & Distributors				1,462,469
Transportation — 0.4%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,000,000	965,000	(a)
TOTAL INDUSTRIALS				26,747,798
INFORMATION TECHNOLOGY — 3.0%
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	50,000	52,375
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,000,000	948,750	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	1,755,000	1,627,762
Total Electronic Equipment, Instruments & Components				2,628,887
IT Services — 1.3%
Ceridian Corp., Senior Notes	12.250%	11/15/15	899,925	863,928	(e)
First Data Corp., Senior Notes	5.625%	11/1/11	150,000	128,437
First Data Corp., Senior Notes	10.550%	9/24/15	2,695,040	2,095,394	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	460,000	433,550	(a)
Total IT Services				3,521,309

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	$330,000	$299,475
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	400,000	399,000	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	350,000	283,500
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	209,226	182,027	(e)
Total Semiconductors & Semiconductor Equipment				1,164,002
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	620,000	617,675	(a)
TOTAL INFORMATION TECHNOLOGY				7,931,873
MATERIALS — 8.7%
Chemicals — 2.9%
Ashland Inc., Senior Notes	9.125%	6/1/17	1,950,000	2,145,000	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	120,000	120,450
CF Industries Inc., Senior Notes	7.125%	5/1/20	510,000	515,738
FMC Finance III SA, Senior Notes	6.875%	7/15/17	1,170,000	1,205,100
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	735,000	749,700	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	380,000	353,400	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	700,000	700,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	582,000	711,523	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	585,000	602,550
Solutia Inc., Senior Notes	7.875%	3/15/20	740,000	740,000
Total Chemicals				7,843,461
Containers & Packaging — 1.3%
Ball Corp., Senior Notes	6.625%	3/15/18	190,000	186,200
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,830,000	1,647,000	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	425,000	0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	635,000	649,287
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	1,070,000	1,086,050	(a)
Total Containers & Packaging				3,568,537
Metals & Mining — 1.3%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	2,315,000	2,367,088
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	1,720,000	842,800	(a)
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	200,000	235,268
Total Metals & Mining				3,445,156
Paper & Forest Products — 3.2%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	767,541	792,179	(a)(b)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	2,302,000	1,881,885	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	1,050,000	1,097,250	(a)
NewPage Corp., Senior Secured Notes	10.000%	5/1/12	10,000	5,863
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	1,370,000	1,287,800
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	340,000	372,912	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	240,000	218,400
Verso Paper Holdings LLC	11.375%	8/1/16	460,000	401,350
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	1,355,000	1,453,238	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	965,000	916,750
Total Paper & Forest Products				8,427,627
TOTAL MATERIALS				23,284,781
TELECOMMUNICATION SERVICES — 8.2%
Diversified Telecommunication Services — 4.8%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	980,000	1,043,700	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	175,000	125,125
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	670,000	67	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	1,050,000	1,052,625	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	1,045,000	1,065,900
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	125,000	129,375

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	$30,000	$31,800
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	3,340,000	3,515,350
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	600,000	531,000	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	310,000	319,300	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	485,000	488,638	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	870,000	876,525	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	820,000	824,595
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	1,500,000	1,552,500	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	440,000	415,800	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	810,000	805,950
Total Diversified Telecommunication Services				12,778,250
Wireless Telecommunication Services — 3.4%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	1,500,000	1,530,000
Sprint Capital Corp., Global Notes	6.900%	5/1/19	510,000	463,463
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	350,000	362,250
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	350,000	292,688
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,225,000	5,002,937
True Move Co., Ltd., Notes	10.750%	12/16/13	1,370,000	1,349,450	(a)
Total Wireless Telecommunication Services				9,000,788
TOTAL TELECOMMUNICATION SERVICES				21,779,038
UTILITIES — 5.3%
Electric Utilities — 1.8%
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	1,450,000	1,517,062
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	4,685,000	3,162,375
Total Electric Utilities				4,679,437
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	740,000	740,000
Independent Power Producers & Energy Traders — 3.2%
AES Corp., Senior Notes	8.000%	6/1/20	960,000	936,000
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	142,400
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,000,000	730,000
Edison Mission Energy, Senior Notes	7.200%	5/15/19	680,000	445,400
Edison Mission Energy, Senior Notes	7.625%	5/15/27	755,000	479,425
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	2,090,000	1,546,600
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,014,499	656,888	(e)
Mirant Americas Generation LLC, Senior Notes	8.500%	10/1/21	210,000	193,200
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,725,000	1,569,750
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	526,119	572,154
NRG Energy Inc., Senior Notes	7.250%	2/1/14	1,340,000	1,326,600
NRG Energy Inc., Senior Notes	7.375%	1/15/17	45,000	42,863
Total Independent Power Producers & Energy Traders				8,641,280
TOTAL UTILITIES				14,060,717
TOTAL CORPORATE BONDS & NOTES (Cost — $240,623,941)				241,206,506
COLLATERALIZED SENIOR LOANS — 3.0%
CONSUMER DISCRETIONARY — 0.9%
Auto Components — 0.4%
Allison Transmission Inc., Term Loan B	3.010 - 3.100%	8/7/14	1,073,631	980,359	(h)
Media — 0.5%
Newsday LLC, Term Loan	10.500%	8/1/13	1,000,000	1,057,500	(h)
SuperMedia Inc., Term Loan	11.000%	12/31/15	384,769	328,153	(h)
Total Media				1,385,653
TOTAL CONSUMER DISCRETIONARY				2,366,012

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY — 0.5%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	$1,596,927	$1,405,296	(c)(h)
FINANCIALS — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	1,500,000	1,587,499	(h)
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.290 - 2.354%	3/26/14	384,066	317,921	(h)
Airlines — 0.4%
United Airlines Inc., Term Loan B	2.313 - 2.375%	2/3/14	985,759	876,094	(h)
TOTAL INDUSTRIALS				1,194,015
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
Level 3 Communications Inc., Term Loan	11.500%	3/13/14	750,000	808,125	(h)
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.790 - 3.797%	10/10/14	668,286	513,924	(h)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,661,042)				7,874,871
CONVERTIBLE BONDS & NOTES — 0.7%
INDUSTRIALS — 0.7%
Marine — 0.7%
Horizon Lines Inc., Senior Notes (Cost - $1,822,891)	4.250%	8/15/12	2,100,000	1,743,000

			SHARES
COMMON STOCKS — 1.5%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
Charter Communications Inc.			57,830	2,081,880	*(g)
Charter Communications Inc., Class A Shares			24,399	878,364	*
Dex One Corp.			2,646	54,190	*
SuperMedia Inc.			2,357	71,003	*
TOTAL CONSUMER DISCRETIONARY				3,085,437
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			5,434	152,688	*(g)
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
CIT Group Inc.			2,580	94,918	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.			1,738	80,182	*
MATERIALS — 0.3%
Chemicals — 0.3%
Georgia Gulf Corp.			39,139	681,019	*
TOTAL COMMON STOCKS (Cost — $5,015,528)				4,094,244
CONVERTIBLE PREFERRED STOCKS — 1.1%
FINANCIALS — 1.1%
Diversified Financial Services — 1.1%
Bank of America Corp.	7.250%		1,820	1,683,518
Citigroup Inc.	7.500%	12/15/12	11,200	1,339,968
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,926,076)				3,023,486

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

May 31, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS — 1.2%
FINANCIALS — 1.2%
Commercial Banks — 0.3%
Santander Finance Preferred SA Unipersonal	10.500%		35,000	$901,250
Diversified Financial Services — 0.9%
Citigroup Capital XII	8.500%		89,350	2,229,506	*(d)
Preferred Plus, Trust, Series FRD-1	7.400%		100	2,067
Saturns, Series F 2003-5	8.125%		8,500	197,200
Total Diversified Financial Services				2,428,773
TOTAL PREFERRED STOCKS (Cost — $3,382,195)				3,330,023

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	891	9	*(c)(g)
Charter Communications Inc.		11/30/14	1,790	8,950	*
Jazztel PLC		7/15/10	750	0	*(a)(c)(g)
Nortek Inc.		12/7/14	3,364	8,410	*(g)
SemGroup Corp.		11/30/14	5,720	38,608	*(g)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)
TOTAL WARRANTS (Cost — $46,471)				55,977
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $261,478,144)				261,328,107

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	8/19/10	$53,000	52,984	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	8/23/10	22,000	21,993	(i)(j)
Total U.S. Government Agencies(Cost — $74,967)				74,977
Repurchase Agreement — 0.5%
Morgan Stanley tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $1,189,024; (Fully collateralized by U.S. government agency obligations, 3.125% due 10/25/10; Market value - $1,217,694) (Cost - $1,189,000)	0.180%	6/1/10	1,189,000	1,189,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $1,263,967)				1,263,977
TOTAL INVESTMENTS — 98.3% (Cost —$262,742,111#)				262,592,084
Other Assets in Excess of Liabilities — 1.7%				4,672,068
TOTAL NET ASSETS — 100.0%				$267,264,152

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of May 31, 2010.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$241,206,506	$0	$241,206,506
Collateralized senior loans	—	7,874,871	—	7,874,871
Convertible bonds & notes	—	1,743,000	—	1,743,000
Common stocks:
Consumer discretionary	$1,003,557	2,081,880		3,085,437
Energy	—	—	152,688	152,688
Other common stocks	856,119	—	—	856,119
Convertible preferred stocks	3,023,486	—	—	3,023,486
Preferred stocks	1,100,517	2,229,506	—	3,330,023
Warrants	—	8,950	47,027	55,977
Total long-term investments	$5,983,679	$255,144,713	$199,715	$261,328,107
Short-term investments†	—	1,263,977	—	1,263,977
Total investments	$5,983,679	$256,408,690	$199,715	$262,592,084
Other financial instruments:
Futures contracts	$(66,211)	—	—	$(66,211)
Forward foreign currency contracts	—	$17,274	—	17,274
Total other financial instruments	(66,211)	17,274	—	(48,937)
Total	$5,917,468	$256,425,964	$199,715	$262,543,147

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE	COMMON
	BOND &	STOCKS
INVESTMENTS IN SECURITIES	NOTES	ENERGY	WARRANTS	TOTAL
Balance as of February 28, 2010	$0	—	$42,900	$42,900
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	—	—	(34,481)	(34,481)
Net purchases (sales)	—	—	—	—
Transfers in to Level 3	—	$152,688	38,608	191,296
Transfers out of Level 3	—	—	—	—
Balance as of May 31, 2010	$0	$152,688	$47,027	$199,715
Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2010(1)	—	—	$(34,481)	$(34,481)

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,420,473
Gross unrealized depreciation	(14,570,500)
Net unrealized depreciation	$(150,027)

At May 31, 2010, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	25	9/10	$3,306,081	$3,220,312	$(85,769)
Contracts to Sell:
U.S. Treasury 5-Year Notes	100	9/10	11,686,745	11,667,187	19,558
Net Unrealized Loss on Open Futures Contracts					$(66,211)

Notes to Schedule of Investments (unaudited) (cont’d)

At May 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	578,467	$710,466	8/17/10	$17,274

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$19,558	$(85,769)	—	—	$(66,211)
Foreign Exchange Contracts	—	—	$17,274	—	17,274
Total	$19,558	$(85,769)	$17,274	—	$(48,937)

During the period ended May 31, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to sell)	$762,927
Futures contracts (to buy)	3,099,219
Futures contracts (to sell)	11,582,813

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties.  These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV.  The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 27, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   July 27, 2010